INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Amortization of Intangible Assets	¥ 13,415	¥ 11,101	¥ 9,846